Condensed Financial Information of Registrant - Schedule of Condensed statements of operations (Details) - Parent Company - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Condensed Income Statements, Captions [Line Items]
Revenues	$ 3,642	$ 17,066
Operating expenses:
Selling, general and administrative expenses	48,896	40,053
Total operating expenses	48,896	40,053
Operating loss	(45,254)	(22,987)
Other income (expense):
Interest and dividend income	7	201
Interest expense	(92,657)	(103,212)
Gain on sale of discontinued operations	2,277
Gain on extinguishment of debt	120
Loss before income taxes	(135,507)	(125,998)
(Provision for) benefit from income taxes	(54,636)	32,192
Loss before income in equity investees	(190,143)	(93,806)
Equity in loss of subsidiaries	(574,131)	(6,104)
Net loss	(764,274)	(99,910)
Other comprehensive (loss) income	(6,798)	2,699
Comprehensive loss	$ (771,072)	$ (97,211)